Significant accounting policies - Group as lessee (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Significant accounting policies
Operating lease commitments		₨ 759,046	₨ 759,046
Weighted average incremental borrowing rate		14.40%
Discounted operating lease commitments		₨ 226,839
Less: Commitments relating to short-term leases		(20,515)
Add: Commitments relating to leases previously classified as finance leases		3,806
Lease liabilities	₨ 539,628	₨ 210,130